Leases - Summary of Prepayments For Land Use Rights (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2018 CNY (¥)
Disclosure Of Prepayments For Land Use Rights [Line Items]
Carrying amount at January 1, 2018	¥ 1,717
Recognized in profit or loss during the year	(330)
Carrying amount at December 31, 2018	¥ 1,387